Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Components of Accounts Receivable
	As of March 31, 2025	As of September 30, 2024
Accounts receivable	$7,737,897	$10,683,202
Less: allowance for doubtful accounts	(227,625)	(469,632)
Accounts receivable, net	$7,510,272	$10,213,570

Schedule of Changes in Allowance for Doubtful Accounts Receivable
	As of March 31, 2025	As of September 30, 2024
Beginning balance	$469,632	$538,169
Additions	—	50,831
Less: Reversal	(241,782)	(125,565)
Foreign exchange effect	(225)	6,197
Ending balance	$227,625	$469,632